Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated and combined financial statements (the “financial statements”) are presented in conformity with US GAAP and pursuant to the rules and regulations of the SEC. Additionally, the accompanying financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form S-1 filed by the Company with the SEC on April 15, 2024.

Throughout the period covered till the Closing date of the Merger, the Company operated as part of G3. Consequently, stand-alone financial statements have not historically been prepared for the Company. The accompanying financial statements have been prepared from G3’s historical accounting records and are presented on a stand-alone basis as if the Company’s operations had been conducted independently from G3.

However, the financial statements included herein may not be indicative of the financial position, results of operations, and cash flows of the Company in the future or if the Company had been a separate, stand-alone entity during the periods presented.

In the opinion of management, the Company has made all adjustments necessary to present fairly its financial statements for the periods presented. Such adjustments are of a normal, recurring nature. The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future.

The financial statements include the Company entities. All intercompany transactions have been eliminated for consolidation purposes.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2024 and December 31, 2023.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Cash and investments held in Trust Account

Cash and investments held in Trust Account

The funds held in Trust are invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in Income earned on Investments held in Trust Account in the accompanying statements of operations. The estimated fair value of investments held in Trust Account are determined using available market information. On December 11, 2023 the funds in the Trust Account were moved into a non-interest bearing, segregated account, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account. In fourth quarter of 2023, the Company withdrew approximately $187,000 of interest earned in the Trust Account for fiscal year 2023 estimated tax obligations. The taxes were not paid directly at that time as the tax liabilities are due to be paid subsequently in 2024. In hindsight, the amounts withheld from the trust should have been promptly remitted, or held as restricted cash. The Company remitted approximately $82,000 of the tax obligation in the first quarter 2024 to the relevant tax authorities, and intends to remit remaining payments as soon as practically possible, in conjunction with applicable tax authority deadlines.

Offering Costs associated with an Initial Public Offering

Offering Costs associated with an Initial Public Offering

The Company complies with the requirements of the Financial Accounting Standards Board (“FASB”) ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering.” Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Upon completion of the Initial Public Offering, offering costs associated with the shares of Class A Common Stock were allocated between temporary equity and the Public Warrants by the relative fair value method. Total offering costs at the close of the Initial Public Offering were $6,951,081. Other costs of $597,334 consisted principally of costs, such as professional, legal and other fees, incurred in connection with preparation for the Initial Public Offering. These offering costs, together with the underwriter fees of $5,557,500 (of which 4,322,500 is deferred until successful initial Business Combination), were allocated between temporary equity in a relative fair value method upon completion of the Initial Public Offering. In addition, the Company recorded the fair value of $776,815 for representative shares issued upon close of the Public Offering as well as the fair value of the remaining over-allotment option of $19,432 as offering costs.

Class A ordinary shares subject to possible redemption

Class A ordinary shares subject to possible redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity (deficit). The Company’s Class A common stock features certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2023 and December 31, 2022, the shares of Class A common stock subject to possible redemption in the amount of approximately $24.3 million and $127.2 million, respectively, are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Class A common stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized a measurement adjustment from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in capital and accumulated deficit of approximately $4.8 million and $12.9 million for the year ended December 31, 2023 and December 31, 2022, respectively. The valuation of common stock subject to redemption includes the Company’s estimate of interest held in the Trust Account that is available for payment of taxes, and excludes dissolution expense of up to $100,000 since it is only taken into account in the event of the Company’s liquidation.

At December 31, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$123,500,000
Less:
Proceeds allocated to Public Warrants	(3,755,675)
Class A common stock issuance costs	(6,716,427)
(10,472,102)

Plus:
Class A Common Stock Redeemable Remeasurement Adjustment at IPO	12,942,102
Remeasurement adjustment for the year ended December 31, 2022	1,272,983
Class A common stock subject to possible redemption as of December 31, 2022	127,242,983
Transfer to funds payable to redeemed Class A stockholders	(17,834,235)
Redemptions	(89,038,494)
Remeasurement adjustment for the year ended December 31, 2023	3,972,489
Class A common stock subject to possible redemption as of December 31, 2023	$24,342,743

Funds payable to redeemed Class A stockholders

Funds payable to redeemed Class A stockholders

On December 14, 2023, the Company held a second special meeting of stockholders (the “Second Special Meeting”). In connection with the Second Special Meeting, stockholders elected to redeem an aggregate 1,625,876 shares of Common Stock. The funds of $17,834,235 are due and payable to the redeeming stockholders on the earlier of the closing of the business combination or the liquidation date. As such, the Company recorded a Funds payable to redeemed Class A stockholders at December 31, 2023 and reduced Class A common stock subject to possible redemption at December 31, 2023 of $17,834,235 as the funds are considered redeemed, but pending distribution. The funds were transferred to the stockholders upon closing of the business combination on February 2, 2024.

Excise tax, if any, related to the redemption will be accrued on the date the funds are paid to the stockholders.

Income Taxes

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The IR Act imposes a 1% excise tax on the fair market value of stock repurchases made by covered corporations after December 31, 2022. The total taxable value of shares repurchased is reduced by the fair market value of and newly issued shares during the taxable year. Redemption rights are ubiquitous to nearly all SPACs. Stockholders have the ability to require the SPAC to repurchase their shares prior to the merger in what is known as a redemption right, essentially getting their money back. There are two possible scenarios in which redemption rights come into play. First, they can be exercised by the stockholders themselves because they are exiting the transaction, or second, they can be triggered because the SPAC did not find a target with which to merge.

In connection with shareholder redemptions in 2023, the Company recorded an excise tax liability and equity adjustment of $0.9 million.

Net Income (Loss) per Common Stock

Net Income (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period.

The calculation of diluted income (loss) per share of common stock does not include potentially dilutive common stock equivalents if their include would be anti-dilutive as of June 30, 2024 and 2023. As such, net loss per common stock is the same for basic and diluted loss per share for the three and six months ended June 30, 2023 and the six months ended June 30, 2024.

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive.

	June 30, 2024	December 31, 2023
HBC Holdback Shares	200,000	—
Warrants – Public	6,175,000	—
Warrants – Private	5,405,000	—
Warrants – Series A	22,141,701	—
Warrants – Series B	5,549,655	—
Stock-based compensation – equity awards	300,000	—
Forward Purchase Agreement – Additional Shares	8,038,537	—
Convertible notes	3,396,261	—
HBC Earnout Shares	22,500,000	—
Total common stock equivalents excluded from dilutive loss per share	73,706,154	—

The following table presents potentially dilutive common stock equivalents that have been included in the calculation of dilutive income per share for the three months ended June 30, 2024, as their inclusion would be dilutive.

June 30, 2024
Warrants – Series B	5,549,655
Stock-based compensation – equity awards	300,000
Convertible notes	3,396,261
Total common stock equivalents included in dilutive income per share	9,245,916

Net Income (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. The Company applies the two-class method in calculating earnings per share. The remeasurement adjustment associated with the redeemable shares of Class A Common Stock is excluded from income (loss) per share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share of common stock does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering and (ii) the Private Placement since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2023 and 2022, the warrants are exercisable to purchase 11,580,000 shares of Class A common stock in the aggregate. As a result, diluted income (loss) per share of common stock is the same as basic income (loss) per common stock for the periods presented.

Stockholders elected to redeem an aggregate 1,625,876 shares of Common Stock in connection with the Second Special Meeting held on December 14, 2023. As such, these shares are no longer outstanding for purposes of calculating weighted average number of shares of common stock outstanding at December 31, 2023.

The following tables reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Year ended December 31, 2022
Class A Redeemable Common Stock
Numerator: Income allocable to Class A Redeemable Common Stock	$448,713
Denominator: Diluted weighted average shares outstanding	9,846,164
Diluted net income per share, Class A Redeemable Common Stock	$0.05

Class A and Class B Non-Redeemable Common Stock
Numerator: Income allocable to Class A and Class B Non-Redeemable Common Stock	$145,192
Denominator: Diluted weighted average shares outstanding	3,185,962
Diluted net income per share, Class A and Class B Non-Redeemable Common Stock	$0.05
Year ended December 31, 2023
Class A Redeemable Common Stock
Numerator: Loss allocable to Class A Redeemable Common Stock	$(13,931,674)
Denominator: Basic and diluted weighted average shares outstanding	7,654,886
Basic and diluted net loss per share, Class A Redeemable Common Stock	$(1.82)

Class A and Class B Non-redeemable Common Stock
Numerator: Loss allocable to Class A and Class B Non-Redeemable Common Stock	$(5,843,928)
Denominator: Basic and diluted weighted average shares outstanding	3,211,000
Basic and diluted net loss per share, Class A and Class B Non-Redeemable Common Stock	$(1.82)

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). See Note 15.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). See Note 8.

Convertible Notes

Convertible Notes

The Company accounts for convertible notes as either equity-classified or liability-classified instruments based on an assessment of the convertible notes’ specific terms and applicable authoritative guidance in ASC 480, and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the conversion feature is freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the convertible notes meet all of the requirements for equity classification under ASC 815, including whether the conversion feature are indexed to the Company’s own common shares. The Company has concluded that the convertible notes qualify for equity treatment.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for outstanding public warrants as equity-classified instruments. The company accounts for the outstanding Series A and Series D Warrants related to the Private Placement financing as liability-classified instruments as certain adjustments to the settlement amount are not components of the fixed-to-fixed model used to assess the “own equity” exception that allows for equity classification.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for outstanding warrants as equity-classified instruments.

Forward Purchase Agreement

Forward Purchase Agreement

The Company accounts for the forward purchase agreement (“FPA”) as either equity-classified or liability-classified instruments based on an assessment of the FPA specific terms and applicable authoritative guidance in ASC 480, and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the FPA are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the FPA meets all of the requirements for equity classification under ASC 815, including whether the FPA is indexed to the Company’s own common shares and whether the FPA holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of FPA issuance and as of each subsequent quarterly period end date while the FPA is outstanding.

For issued or modified FPA that meets all of the criteria for equity classification, the FPA is required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified FPA that does not meet all of the criteria for equity classification, the FPA is required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the outstanding FPA as a liability-classified instrument due to the settlement provisions.

Forward Purchase Agreement and Non-Redemption Agreement

The Company accounts for forward purchase agreement and non-redemption agreement as either equity-classified or liability-classified instruments based on an assessment of the FPA and NRA specific terms and applicable authoritative guidance in ASC 480, and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the FPA and NRA are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the FPA and NRA meet all of the requirements for equity classification under ASC 815, including whether the FPA and NRA are indexed to the Company’s own common shares and whether the FPA and NRA holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of FPA and NRA issuance and as of each subsequent quarterly period end date while the FPA and NRA are outstanding.

For issued or modified FPA and NRAs that meet all of the criteria for equity classification, the FPA and NRA are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified FPA and NRAs that do not meet all of the criteria for equity classification, the FPA and NRAs are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for outstanding FPA and NRA as liability-classified instruments.

Recent Accounting Standards

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosures of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for the fiscal year beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” to enhance disclosures for significant segment expenses for all public entities required to report segment information in accordance with ASC 280. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The standard did not change the definition of a segment, the method for determining segments or the criteria for aggregating operating segments into reportable segments. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Retrospective adoption is required for all prior periods presented in the financial statements. The adoption is not expected to have a material impact to the Company’s financial statements or disclosures.

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosures of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for the fiscal year beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Segment Reporting

Segment Reporting

The Company has determined that the Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Accounts Receivable, net of Allowance for Credit Losses

Accounts Receivable, net of Allowance for Credit Losses

Accounts receivables are stated at the amount the Company expects to collect. The Company recognizes an allowance for credit losses to ensure accounts receivables are not overstated due to un-collectability. Bad debt reserves are maintained as warranted for various customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings, or deterioration in such customer’s operating results or financial position. If circumstances related to a customer change, estimates of the recoverability of receivables would be further adjusted. As of June 30, 2024 and December 31, 2023, the Company determined that no allowance was required.

Other Receivable

Other Receivable

As of December 31, 2023, the Company held an other receivable balance of $187,500 from Nubia. This balance originated from cash advances made by G3 on behalf of The Battery Group of G3, in connection with Nubia’s funding requirements for extensions of time in closing the Merger. Pursuant to the Merger Agreement, G3’s Battery Group was responsible for funding 50% of this additional trust funding requirement. As of June 30, 2024, following the elimination of an intercompany amount upon the closing of the Merger, the Company no longer had a balance related to the trust funding requirement. During the first quarter, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. The outstanding balance of other receivables amounted to $302,500 as of June 30, 2024.

Inventory

Inventory

Inventories are stated at the lower of first-in, first-out cost or net realizable value. The Company writes-down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. The Company writes off obsolete inventories when the Company deems the value to be impaired. As of June 30, 2024 and December 31, 2023, the Company determined that no write off was required.

Property and Equipment, net

Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation and amortization. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized. The Company assesses the carrying value of its property and equipment for impairment each year and when indicators exist that there could be an impairment.

Based on its assessments, the Company did not incur any impairment charges for the three and six months ended June 30, 2024 and 2023.

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Leasehold improvements	15 years
Machinery & equipment	5 years

Depreciation expense of property and equipment was $68,416, $125,510, $64,515 and $156,871 for the three and six months ended June 30, 2024 and 2023, respectively.

Patents

Patents

The Company capitalizes external costs, such as filing fees and associated attorney fees, incurred to obtain issued patents. The Company’s intangible assets consist of capitalized costs for unissued patents and issued patents. Issued patents are carried at cost less accumulated amortization. Successful patent efforts are amortized over the life of the patent, and unsuccessful efforts are expensed. The issued patents are being amortized over a useful life of 20 years. Amortization of the patent costs commences upon patent issuance.

Net unissued and issued patents were $1,081,011 and $857,680 as of June 30, 2024, respectively; and $1,103,792 and $748,857 as of December 31, 2023, respectively. The Company assesses the carrying value of its intangible assets for impairment each year and when indicators exist that there could be an impairment. Based on its assessments, the Company did not incur any impairment charges for the three and six months ended June 30, 2024 and 2023.

Amortization expense of patents was $34,495, $71,793, $11,992 and $25,308 for the three and six months ended June 30, 2024 and 2023, respectively.

Translation of Foreign Currencies

Translation of Foreign Currencies

The functional currency of Solidion’s Taiwan subsidiary is the New Taiwan Dollar. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 830, Foreign Currency Matters, the financial statements of the Company’s Taiwan subsidiary are translated to U.S. dollars using the exchange rates at the balance sheet dates for assets and liabilities, the historical exchange rate for stockholders’ equity accounts and a weighted average exchange rate for revenue, expenses and gains or losses. Foreign currency translation adjustments are accumulated in a separate component of stockholders’ deficit until the foreign business is sold or substantially liquidated. Foreign currency translation adjustments for the periods presented in these financial statements were not material.

Revenue Recognition

Revenue Recognition

Revenue is recognized when a performance obligation has been satisfied by transferring control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products. Revenues are recognized at a point in time when control transfers to customers, which is generally determined when title, ownership and risk of loss pass to the customer.

Research and Development	Research and Development All research and development costs are expensed as incurred.
Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses represent costs incurred by the Company in managing the business, including salary, benefits, stock-based compensation, sales, insurance, professional fees and other operating costs associated with the Company’s non-research and development activities.

Stock-Based Compensation

Stock-Based Compensation

The Company has an incentive equity plan, (“2023 Equity Incentive Plan”). Under the terms of the plan, Solidion’s employees, consultants and directors, and employees and consultants of its affiliates, may be eligible to receive awards in the form of incentive stock options (“ISOs”) to employees and for the grant of non-statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.

The number of stocks of common stock initially reserved for issuance under the incentive plan will be 9,500,000. Stocks subject to stock awards granted under the incentive plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in stocks, will not reduce the number of stocks available for issuance under the incentive plan. The incentive plan also includes an evergreen provision that provides for an automatic annual increase to the number of stocks of common stock available for issuance under the incentive plan on the first day of each fiscal year beginning with the 2024 fiscal year, equal to the least of (i) 9,500,000 stocks of common stock, (ii) 5% of the total number of stocks of common stock outstanding as of the last day of our immediately preceding fiscal year, or (iii) such lesser amount determined by the plan administrator.

The Company measures stock options and restricted stock unit awards granted to employees, non-employees, and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards, over the requisite service period, which is generally the vesting period of the respective award. Options granted under the Incentive Plan vest at the rate specified in the stock option agreement as determined by the plan administrator. The plan administrator determines the term of stock options granted under the incentive plan, up to a maximum of ten years. Forfeitures are accounted for as they occur.

Generally, the Company issues stock options and restricted stock units with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company also issues restricted stock awards with market-based vesting conditions, the effects of which are included in the grant date fair value of the awards. Compensation expense related to awards with market-based vesting conditions is recognized irrespective of whether the condition is satisfied, so long as the requisite service period is fulfilled.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company lacks a sufficient history of company-specific historical and implied volatility information for its stocks. The Company therefore estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price.

The expected term of all of the Company’s stock options has been determined utilizing the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stocks and does not expect to pay any cash dividends in the foreseeable future.

Other Current Assets	Other Current Assets The composition of other current assets was:
	June 30, 2024	December 31, 2023
Directors & Officers Insurance	777,135	—
Total other assets	777,135	—

Other Assets	Other Assets The composition of other assets was:
	June 30, 2024	December 31, 2023
Directors & Officers Insurance	778,167	—
Total other assets	778,167	—